Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Assets [Abstract]
Restricted cash	$ 291	$ 299
Long-term prepaid expenses	485	113
Right-of-Use assets, net	4,734	5,025
Total	$ 5,510	$ 5,437